SCHEDULE OF PURCHASE CONSIDERATION AND ESTIMATED FAIR VALUE ASSESSMENT OF THE ASSETS ACQUIRED AND LIABILITIES (Details) - USD ($)		12 Months Ended
	Dec. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair value of assets acquired:
Goodwill		$ 1,118,038
Fair value of liabilities assumed:
Share-Based Payment Arrangement, Noncash Expense		$ 946,444	$ 861,551
Mlink Limited [Member]
Fair value of assets acquired:
Cash	$ 33,461
Accounts receivable, net	360,568
Goodwill	1,118,038
Amounts attributable to assets acquired	1,512,067
Fair value of liabilities assumed:
Accounts payable	(256,518)
Foreign currency translation	(5,549)
Amounts attributable to liabilities assumed	(262,067)
Net assets acquired and liabilities assumed	1,250,000
Share-Based Payment Arrangement, Noncash Expense	$ 1,250,000